CARE AND MAINTENANCE - Disclosure of detailed information about care and maintenance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Care And Maintenance [Line Items]
Care and maintenance	$ 580	$ 1,356
Depreciation and depletion [Member]
Care And Maintenance [Line Items]
Care and maintenance	70	55
Salaries, wages and benefits [Member]
Care And Maintenance [Line Items]
Care and maintenance	22	497
Direct general and administrative [Member]
Care And Maintenance [Line Items]
Care and maintenance	$ 488	$ 804